Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 9,215,560
Loss on disposal		(55,177)	R$ (30,623)	R$ (52,811)
Intangible assets, ending		10,277,727	9,215,560
Distribution Concession Agreement In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		9,330,317	8,953,486
Transfers from accounts receivable - concessions
Transfers from contract assets		1,332,118	943,905
Transfers to other receivables		(955)	(3,563)
Amortization of quotas - concession and authorization	[1]	(564,252)	(522,525)
Amortization of quotas - PIS/Pasep and Cofins credits		(10,483)	(10,363)
Loss on disposal		(53,494)	(30,623)
Intangible assets, ending		10,033,251	9,330,317	8,953,486
Distribution Concession Agreement Special Liabilities In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		(2,734,133)	(2,750,099)
Transfers from accounts receivable - concessions			(8,385)
Transfers from contract assets		(194,794)	(122,346)
Transfers to other receivables
Amortization of quotas - concession and authorization	[1]	153,503	146,697
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal
Intangible assets, ending		(2,775,424)	(2,734,133)	R$ (2,750,099)
Distribution Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		6,596,184	6,203,387
Transfers from accounts receivable - concessions			(8,385)
Transfers from contract assets		1,137,324	821,559
Transfers to other receivables		(955)	(3,563)
Amortization of quotas - concession and authorization	[1]	(410,749)	(375,828)
Amortization of quotas - PIS/Pasep and Cofins credits		(10,483)	(10,363)
Loss on disposal		(53,494)	R$ (30,623)
Intangible assets, ending		R$ 7,257,827

[1]	Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.